RELATED PARTY TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Director Investment Banker [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 1.8
Director Serving Law Firm [Member]
Related Party Transaction [Line Items]
Related party expenses	$ 0.5	$ 0.4	$ 0.6